                                                                                                                  File Nos.            333-34474
                                                                                                                                            811-09891

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 52	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 52	[X]

(Check appropriate box or boxes.)

DREYFUS OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code:  (212) 922-6000

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

Copy To:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

80 Maiden Lane

New York, NY 10038

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on February 16, 2012 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

              ____      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

                             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 16th day of February, 2012.

DREYFUS OPPORTUNITY FUNDS

BY: /s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak *	President (Principal Executive Officer)	2/16/12
Bradley J. Skapyak

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	2/16/12

/s/Joseph S. DiMartino*	Chairman of the Board	2/16/12
Joseph S. DiMartino

/s/Clifford L. Alexander*	Board Member	2/16/12
Clifford L. Alexander

/s/David W. Burke*	Board Member	2/16/12
David W. Burke

/s/Whitney I. Gerard*	Board Member	2/16/12
Whitney I. Gerard

/s/Nathan Leventhal*	Board Member	2/16/12
Nathan Leventhal

/s/George L. Perry*	Board Member	2/16/12
George L. Perry

/s/Benaree Pratt Wiley*	Board Member	2/16/12
Benaree Pratt Wiley

*By: /s/Robert R. Mullery
Robert R. Mullery
Attorney-in-Fact

EXHIBIT INDEX

Exhibit-101.SCH       Taxonomy.

Exhibit-101.INS         Instance Document.

Exhibit-101.CAL       Calculation Linkbase.

Exhibit-101.PRE        Presentation Linkbase.

Exhibit-101.DEF        Definition Linkbase.

Exhibit-101.LAB       Label Linkbase.